Offerings - Offering: 1	Nov. 18, 2025 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Maximum Aggregate Offering Price	$ 661,169.60
Fee Rate	0.01381%
Amount of Registration Fee	$ 91.31
Offering Note	Represents shares of common stock to be sold by the selling securityholders. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the shares being registered hereunder include such indeterminate number of shares of common stock as may be issuable with respect to the shares being registered hereunder as a result of stock splits, stock dividends or similar transactions.Calculated pursuant to Rule 457(c) under the Securities Act of 1933, as amended, based on the average of the high and low sale prices for our common stock as reported by the NASDAQ Capital Market on November 14, 2025.